Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Schedule of Accounts Receivable

	As of December 31,
	2013	2014	2014
	RMB	RMB	US$
	(In thousands)
Accounts receivable	2,264,660	3,758,324	605,732
Allowance for doubtful accounts	(43,814)	(93,877)	(15,130)

	2,220,846	3,664,447	590,602

Movements in Allowance for Doubtful Accounts Balance

The movements in the allowance for doubtful accounts were as follows:

	2012	2013	2014	2014
	RMB	RMB	RMB	US$
	(In thousands)
Balance as of January 1	5,806	5,768	43,814	7,062
Amounts (credited against) charged to expenses	(38)	38,046	50,063	8,068

Balance as of December 31	5,768	43,814	93,877	15,130